Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings (Loss) Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
	2015		2014	2013
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	(69,065)	(10,662)	(71,327)	(58,971)

Weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	13,062,500	13,062,500	13,062,500	13,062,500

Basic and diluted earnings (loss) per share	(5.29)	(0.82)	(5.46)	(4.51)